Income Taxes - Summary of Open Tax Years by Major Jurisdiction (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018
Income Tax Examination [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties Accrued	$ 2	$ 0
Minimum | Canada [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2010
Minimum | United States [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2016
Minimum | United Kingdom [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2018
Maximum | Canada [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2019
Maximum | United States [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2019
Maximum | United Kingdom [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2019